Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value - Schedule Of Long-term Debt and Financial Instruments Maturities (Details) € in Thousands	Dec. 31, 2017 EUR (€)
2018	€ 1,223
2019	318
2020	285
2021	203
2022	29
Total	€ 2,058